Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		55.00%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Expected dividend rate	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	34.00%
Risk-free interest rate	1.20%	68.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	32.00%
Risk-free interest rate	99.00%	55.00%